ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable and the allowance for doubtful debt

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	1,504,669	1,897,111	275,055
Notes receivable	948	1,151	167
Allowance for doubtful debt	(99,620)	(134,569)	(19,511)
	1,405,997	1,763,693	255,711

Schedule of analysis of the allowance for doubtful debt

As of December 31, 2021 and 2022, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at beginning of the year	67,828	68,921	99,620	14,444
Cumulative adjustment for changes in accounting policy	2,740	—	—	—
Additional due to business combination	—	16,256	—	—
Additional provision charged to expense	2,393	14,990	34,949	5,067
Write-off of accounts receivable	(4,040)	(547)	—	—
Balance at the end of the year	68,921	99,620	134,569	19,511